EATON VANCE ADVISERS SENIOR-FLOATING RATE FUND
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                  CERTIFICATION



     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Advisers Senior Floating-Rate Fund (the "Registrant) (1933 Act File No. 333-72707) certifies (a) that the forms of prospectus and statement of additional information dated May 3, 1999 do not differ materially from those contained in Post-Effective Amendment No. 1 ("Amendment No. 1") to the Registration Statement on Form N-2, and (b) that Amendment No. 1 was filed electronically with the Commission (Accession No. 0000950156-99-000284) on April 23, 1999.

Eaton Vance Advisers Senior Floating-Rate Fund



By: /s/ Eric G. Woodbury
    -----------------------------
    Eric G. Woodbury, Esq.
    Assistant Secretary

Date:    May 4, 1999